Trade And Other Payables - Schedule of Other Payables (Detail) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
Trade and other payables [abstract]
Payables for cash-settled long-term incentive plan	$ 46,699	$ 234,448
Payables for salaries and bonuses	1,748,901	1,375,627
Payables for professional fees	1,098,536	560,578
Others	187,193	154,385
Total other payables	3,081,329	2,325,038
Maturity analysis:
On demand or within 1 year	$ 3,081,329	$ 2,325,038